REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year Ended December 31,
	2022	2021	2020
Realized gain on FLNG Hilli’s gas derivative instrument	139,929	—	—
Realized gain on FLNG Hilli’s oil derivative instrument	110,696	24,772	2,539
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	(18,605)	—	—
Realized gain on oil and gas derivative instruments, net	232,020	24,772	2,539
Unrealized gain on FLNG Hilli’s gas derivative instrument (note 20)	121,959	51,286	—

(in thousands of $)	Year Ended December 31,
	2022	2021	2020
Unrealized MTM adjustment for commodity swap derivatives	111,703	1,665	—
Unrealized gain/(loss) on FLNG Hilli’s oil derivative instrument (note 20)	55,315	126,940	(45,100)
Unrealized gain/(loss) on oil and gas derivative instruments, net	288,977	179,891	(45,100)

Realized and unrealized gain/(loss) on oil and gas derivative instruments (note 27)	520,997	204,663	(42,561)